Leases (Details) - Schedule of Lease Expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of lease expense [Abstract]
Operating lease	$ 5,566	$ 6,126	$ 5,085
Short-term lease	80	297	264
Total lease expense	$ 5,646	$ 6,423	$ 5,349